Inventories (Tables)	12 Months Ended
Sep. 30, 2018
Inventory Disclosure [Abstract]
Schedule of Inventory
The major classes of inventory, net are as follows:

	September 30, 2018	September 30, 2017
Raw materials and supplies	$69,176	$64,113
Work in progress	19,461	16,425
Finished goods and products held for resale	53,786	44,402
Costs of unbilled projects	1,878	5,706
Reserves for excess and obsolete	(9,313)	(10,599)
Inventories, net	$134,988	$120,047

Schedule of Activity in Reserves for Excess and Obsolete Inventory
The following is the activity in the reserves for excess and obsolete inventory:

	Year Ended September 30,
	2018	2017	2016
Balance at beginning of period	$(10,599)	$(10,141)	$(5,103)
Additions charged to expense	(419)	(1,004)	(5,711)
Write-offs	104	947	739
Foreign currency and other	1,601	(401)	(66)
Balance at end of period	$(9,313)	$(10,599)	$(10,141)